Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AdvisorShares Trust
Entity Central Index Key	0001408970
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000081186
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright ADR ETF
Trading Symbol	AADR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Dorsey Wright ADR ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright ADR ETF	$126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares Dorsey Wright ADR ETF (AADR) finished the fiscal year ended June 30, 2025, well ahead of its benchmark, the MSCI EAFE Index. The fund was aided by factor tailwinds as momentum strategies across the globe turned in exemplary performances. In the US, for example, momentum was up nearly 25% over the last year which doubled the next best factor (Value).

The second half of 2024 saw international markets struggle with the decline largely confined to Q4. As typically happens, this decline coincided with a rapid rise in the value of the US dollar. This occurs because a strong US dollar makes commodities priced in dollars more expensive for foreign consumers. It also makes it more expensive for foreigners to buy US goods/services. Our portfolio did very well during this period though as we profited from investments in Argentina. This is a country with very little weighting in market-weighted benchmarks like the MSCI EAFE Index which helped generate the outperformance.

The first half of 2025 provided a much different experience for International Equities as they were the best performing asset class in the world. This, conversely, coincided with a rapid decline in the value of the US dollar. These kinds of shifts are typically difficult for relative strength (which profits from sustained trends in leadership). This was the case here as AADR lagged the benchmark. This doesn’t worry us though as leadership changes have happened many times in the past. Relative strength will pick up on the new leadership should it continue to outperform and will provide the fuel for the next leg up.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		MSCI EAFE Index (Net)
	AdvisorShares Dorsey Wright ADR ETF NAV
6/2015	$10,000	$10,000
7/2015	$10,260	$10,208
8/2015	$9,493	$9,457
9/2015	$9,332	$8,977
10/2015	$9,885	$9,678
11/2015	$10,109	$9,528
12/2015	$9,915	$9,399
1/2016	$9,388	$8,720
2/2016	$9,298	$8,560
3/2016	$9,926	$9,117
4/2016	$9,920	$9,381
5/2016	$10,001	$9,296
6/2016	$10,105	$8,984
7/2016	$10,570	$9,439
8/2016	$10,409	$9,446
9/2016	$10,512	$9,562
10/2016	$10,784	$9,366
11/2016	$10,554	$9,179
12/2016	$10,468	$9,493
1/2017	$11,457	$9,769
2/2017	$11,617	$9,908
3/2017	$12,055	$10,181
4/2017	$12,244	$10,440
5/2017	$12,298	$10,823
6/2017	$12,170	$10,804
7/2017	$12,946	$11,116
8/2017	$13,684	$11,112
9/2017	$14,489	$11,388
10/2017	$14,991	$11,561
11/2017	$14,574	$11,682
12/2017	$15,378	$11,870
1/2018	$16,330	$12,465
2/2018	$15,805	$11,903
3/2018	$15,360	$11,688
4/2018	$15,278	$11,955
5/2018	$15,112	$11,686
6/2018	$14,050	$11,544
7/2018	$13,952	$11,828
8/2018	$13,791	$11,599
9/2018	$14,163	$11,700
10/2018	$12,256	$10,769
11/2018	$11,675	$10,755
12/2018	$10,584	$10,233
1/2019	$11,702	$10,906
2/2019	$12,194	$11,184
3/2019	$12,020	$11,254
4/2019	$12,164	$11,570
5/2019	$12,156	$11,015
6/2019	$13,185	$11,668
7/2019	$13,418	$11,520
8/2019	$13,156	$11,222
9/2019	$12,683	$11,543
10/2019	$13,399	$11,958
11/2019	$13,501	$12,093
12/2019	$14,381	$12,486
1/2020	$14,260	$12,225
2/2020	$13,158	$11,120
3/2020	$10,768	$9,636
4/2020	$12,220	$10,258
5/2020	$13,031	$10,705
6/2020	$14,116	$11,069
7/2020	$15,081	$11,327
8/2020	$15,005	$11,910
9/2020	$14,724	$11,600
10/2020	$14,209	$11,137
11/2020	$15,382	$12,864
12/2020	$16,196	$13,462
1/2021	$15,902	$13,318
2/2021	$16,607	$13,617
3/2021	$16,555	$13,930
4/2021	$17,300	$14,349
5/2021	$17,620	$14,817
6/2021	$17,700	$14,650
7/2021	$17,854	$14,761
8/2021	$18,116	$15,021
9/2021	$16,965	$14,585
10/2021	$17,363	$14,944
11/2021	$16,427	$14,248
12/2021	$17,227	$14,978
1/2022	$16,722	$14,254
2/2022	$15,774	$14,002
3/2022	$16,001	$14,092
4/2022	$14,608	$13,180
5/2022	$15,153	$13,279
6/2022	$13,184	$12,047
7/2022	$13,906	$12,647
8/2022	$13,475	$12,047
9/2022	$12,083	$10,920
10/2022	$12,944	$11,507
11/2022	$13,846	$12,803
12/2022	$13,249	$12,813
1/2023	$13,963	$13,851
2/2023	$13,475	$13,562
3/2023	$13,446	$13,898
4/2023	$13,358	$14,290
5/2023	$12,802	$13,686
6/2023	$13,803	$14,308
7/2023	$14,808	$14,771
8/2023	$14,567	$14,205
9/2023	$13,686	$13,720
10/2023	$13,257	$13,164
11/2023	$15,180	$14,386
12/2023	$15,687	$15,150
1/2024	$15,706	$15,237
2/2024	$16,313	$15,516
3/2024	$17,405	$16,027
4/2024	$17,076	$15,616
5/2024	$18,162	$16,221
6/2024	$17,480	$15,959
7/2024	$17,562	$16,427
8/2024	$17,880	$16,962
9/2024	$18,036	$17,118
10/2024	$18,240	$16,187
11/2024	$19,492	$16,095
12/2024	$19,662	$15,729
1/2025	$21,094	$16,556
2/2025	$21,309	$16,877
3/2025	$21,082	$16,809
4/2025	$21,215	$17,579
5/2025	$21,974	$18,383
6/2025	$22,450	$18,788

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	10 year
AdvisorShares Dorsey Wright ADR ETF NAV	28.43%	9.72%	8.42%
MSCI EAFE Index (Net)	17.73%	11.16%	6.51%

No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 46,865,968
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 211,030
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$46,865,968
  Total advisory fees paid$211,030
  Total number of portfolio holdings37
  Period portfolio turnover rate56%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Banks	19.7%
Internet	17.3%
Money Market Fund	10.6%
Telecommunications	9.4%
Diversified Financial Services	9.0%
Pharmaceuticals	8.7%
Electric	5.7%
Aerospace/Defense	5.5%
Software	4.9%
Oil & Gas	3.4%
Mining	3.2%
Commercial Services	2.8%
Miscellaneous Manufacturing	2.5%
Other	7.6%
Assets Less Liabilities	(10.3)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000216698
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright FSM All Cap World ETF
Trading Symbol	DWAW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM All Cap World ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM All Cap World ETF	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the fiscal year ended June 30, 2025, the AdvisorShares Dorsey Wright FSM All Cap World ETF (ticker: DWAW) lagged its benchmark, the MSCI ACWI Index. The Fund is built on a foundation of momentum and relative strength to select the strongest funds from a universe of broad ETFs that cover size, styles, and global themes.

International equities ramped higher in the first half of 2025 which led the fund to underperform in the second half of the fiscal year due to an underweight of international equities relative to its benchmark. The fund did make an adjustment as momentum picked up in international equities and added the Invesco S&P International Developed Low Volatility ETF (ticker: IDLV). Broad-based momentum, either in the US or internationally, remains in good standing as the fund holds the iShares MSCI USA Momentum Factor ETF (ticker: MTUM). While underweight international equities entering the year, the fund is well positioned to benefit from continued international equity strength or a return to the US equity market that has been dominant over the last few years.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		MSCI All Country World Index (Net)
	AdvisorShares Dorsey Wright FSM All Cap World ETF NAV
12/26/2019	$10,000	$10,000
12/31/2019	$9,948	$10,001
1/31/2020	$10,093	$9,890
2/29/2020	$9,536	$9,091
3/31/2020	$8,733	$7,864
4/30/2020	$10,040	$8,706
5/31/2020	$10,715	$9,085
6/30/2020	$11,176	$9,375
7/31/2020	$11,991	$9,871
8/31/2020	$12,837	$10,475
9/30/2020	$12,353	$10,138
10/31/2020	$12,180	$9,891
11/30/2020	$13,824	$11,110
12/31/2020	$14,807	$11,626
1/31/2021	$15,141	$11,573
2/28/2021	$15,260	$11,841
3/31/2021	$14,638	$12,158
4/30/2021	$15,259	$12,689
5/31/2021	$14,898	$12,887
6/30/2021	$14,607	$13,057
7/31/2021	$14,530	$13,147
8/31/2021	$14,883	$13,476
9/30/2021	$14,191	$12,919
10/31/2021	$15,264	$13,578
11/30/2021	$15,304	$13,251
12/31/2021	$15,309	$13,781
1/31/2022	$13,602	$13,105
2/28/2022	$13,384	$12,766
3/31/2022	$13,787	$13,043
4/30/2022	$13,006	$11,999
5/31/2022	$13,313	$12,013
6/30/2022	$12,273	$11,000
7/31/2022	$12,801	$11,768
8/31/2022	$12,444	$11,335
9/30/2022	$11,309	$10,250
10/31/2022	$12,571	$10,868
11/30/2022	$13,311	$11,711
12/31/2022	$12,624	$11,251
1/31/2023	$13,811	$12,057
2/28/2023	$13,156	$11,711
3/31/2023	$12,657	$12,073
4/30/2023	$12,683	$12,246
5/31/2023	$12,243	$12,115
6/30/2023	$12,841	$12,818
7/31/2023	$13,321	$13,288
8/31/2023	$12,939	$12,916
9/30/2023	$12,332	$12,382
10/31/2023	$11,904	$12,010
11/30/2023	$13,171	$13,118
12/31/2023	$14,018	$13,748
1/31/2024	$14,182	$13,829
2/29/2024	$15,038	$14,422
3/31/2024	$15,342	$14,875
4/30/2024	$14,576	$14,384
5/31/2024	$15,371	$14,969
6/30/2024	$16,176	$15,302
7/31/2024	$15,880	$15,549
8/31/2024	$15,901	$15,944
9/30/2024	$16,223	$16,314
10/31/2024	$16,071	$15,948
11/30/2024	$17,393	$16,544
12/31/2024	$16,633	$16,153
1/31/2025	$17,296	$16,695
2/28/2025	$16,621	$16,594
3/31/2025	$15,330	$15,939
4/30/2025	$15,556	$16,088
5/31/2025	$16,730	$17,012
6/30/2025	$17,198	$17,776

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	Since Inception 12/26/2019
AdvisorShares Dorsey Wright FSM All Cap World ETF NAV	6.32%	9.00%	10.34%
MSCI All Country World Index (Net)	16.17%	13.65%	11.00%

Performance Inception Date	Dec. 26, 2019
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 82,118,598
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 605,847
InvestmentCompanyPortfolioTurnover	317.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$82,118,598
  Total advisory fees paid$605,847
  Total number of portfolio holdings4
  Period portfolio turnover rate317%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Equity Fund	98.9%
Money Market Funds	2.4%
Assets Less Liabilities	(1.3)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000216699
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright FSM US Core ETF
Trading Symbol	DWUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM US Core ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM US Core ETF	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the fiscal year ended June 30, 2025, the AdvisorShares Dorsey Wright FSM US Core ETF (ticker: DWUS) outperformed its benchmark, the S&P 500 Index. The Fund is built on a foundation of momentum and relative strength to select the strongest funds from a small lineup of US large cap core equity ETFs.

The primary reason the fund underperformed over the fiscal year was due to a large volatility event in August 2024 in which the fund saw a larger drawdown than its benchmark. However, since the end of August 2024, DWUS has edged out its benchmark as the overall momentum market has been stable since then. After finding its footing in the fourth quarter of 2024 and first quarter of 2025, DWUS picked up some defensive exposure via the Invesco S&P 500 Low Volatility ETF (ticker: SPLV) in May following equity weakness in March and April. The fund still holds the iShares MSCI USA Momentum Factor ETF (ticker: MTUM) which speaks to the stability of current leadership as a tailwind for momentum-based strategies.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Dorsey Wright FSM US Core ETF NAV
12/26/2019	$10,000	$10,000
12/31/2019	$10,000	$9,974
1/31/2020	$10,292	$9,970
2/29/2020	$9,563	$9,149
3/31/2020	$8,657	$8,019
4/30/2020	$9,801	$9,047
5/31/2020	$10,401	$9,478
6/30/2020	$10,943	$9,667
7/31/2020	$11,716	$10,212
8/31/2020	$12,903	$10,946
9/30/2020	$12,282	$10,530
10/31/2020	$11,828	$10,250
11/30/2020	$13,110	$11,372
12/31/2020	$13,647	$11,809
1/31/2021	$13,760	$11,690
2/28/2021	$13,701	$12,012
3/31/2021	$13,727	$12,538
4/30/2021	$14,606	$13,207
5/31/2021	$14,341	$13,300
6/30/2021	$14,782	$13,610
7/31/2021	$15,082	$13,933
8/31/2021	$15,569	$14,357
9/30/2021	$14,821	$13,689
10/31/2021	$15,784	$14,648
11/30/2021	$15,722	$14,547
12/31/2021	$16,284	$15,199
1/31/2022	$15,207	$14,412
2/28/2022	$14,793	$13,981
3/31/2022	$15,322	$14,500
4/30/2022	$13,775	$13,235
5/31/2022	$13,820	$13,260
6/30/2022	$12,865	$12,165
7/31/2022	$13,674	$13,287
8/31/2022	$13,301	$12,745
9/30/2022	$12,136	$11,571
10/31/2022	$13,126	$12,508
11/30/2022	$13,923	$13,207
12/31/2022	$13,467	$12,446
1/31/2023	$13,960	$13,228
2/28/2023	$13,373	$12,905
3/31/2023	$13,552	$13,379
4/30/2023	$13,678	$13,588
5/31/2023	$13,892	$13,647
6/30/2023	$14,843	$14,549
7/31/2023	$15,373	$15,016
8/31/2023	$15,119	$14,777
9/30/2023	$14,368	$14,073
10/31/2023	$14,054	$13,777
11/30/2023	$15,439	$15,035
12/31/2023	$16,207	$15,718
1/31/2024	$16,470	$15,982
2/29/2024	$17,552	$16,835
3/31/2024	$17,907	$17,377
4/30/2024	$17,012	$16,667
5/31/2024	$17,977	$17,494
6/30/2024	$18,956	$18,122
7/31/2024	$18,595	$18,342
8/31/2024	$18,670	$18,787
9/30/2024	$19,097	$19,188
10/31/2024	$18,915	$19,014
11/30/2024	$20,194	$20,130
12/31/2024	$19,528	$19,651
1/31/2025	$20,353	$20,198
2/28/2025	$20,180	$19,934
3/31/2025	$18,878	$18,811
4/30/2025	$19,130	$18,684
5/31/2025	$20,269	$19,860
6/30/2025	$20,603	$20,869

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	Since Inception 12/26/2019
AdvisorShares Dorsey Wright FSM US Core ETF NAV	8.69%	13.49%	14.01%
S&P 500 Index	15.16%	16.64%	14.28%

Performance Inception Date	Dec. 26, 2019
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 116,367,369
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 852,968
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$116,367,369
  Total advisory fees paid$852,968
  Total number of portfolio holdings4
  Period portfolio turnover rate145%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Holdings	% of Net Assets
Equity Fund	99.5%
Money Market Funds	2.1%
Assets Less Liabilities	(1.6)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000201033
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright Short ETF
Trading Symbol	DWSH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Dorsey Wright Short ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright Short ETF	$600	5.86%

Expenses Paid, Amount	$ 600
Expense Ratio, Percent	5.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares Dorsey Wright Short ETF (DWSH) finished the fiscal year ended June 30th, 2025, well ahead of its benchmark, the inverse of the S&P 500 Total Return Index. Downside momentum helped the fund tremendously as laggard stocks underperformed. Much of this has come from the fact that the S&P 500’s returns have been dominated by the largest cap stocks. Meanwhile, the smaller cap stocks haven’t performed as well. This has set up opportunities to outperform by shorting these smaller cap stocks while largely avoiding shorts in large caps.

The second half of 2024 saw the fund outperform the benchmark as there was a divergence in the market where the market hit new highs but many stocks below the surface pulled back. The fund picked up on this (especially during Q4) and largely sidestepped the decline seen in short S&P 500 funds. The first half of 2025 saw a very similar story in Q1, and our shorts were able to capitalize on the post-Liberation Day correction. Once the bottom came, we began to lag though as leadership changed abruptly. Nevertheless, the fund generated a solid positive return despite a very good year for US equity markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Dorsey Wright Short ETF NAV
7/10/2018	$10,000	$10,000
7/31/2018	$9,932	$10,085
8/31/2018	$9,952	$10,414
9/30/2018	$10,045	$10,473
10/31/2018	$11,152	$9,757
11/30/2018	$10,683	$9,956
12/31/2018	$12,214	$9,057
1/31/2019	$10,218	$9,783
2/28/2019	$9,812	$10,097
3/31/2019	$9,945	$10,293
4/30/2019	$9,476	$10,710
5/31/2019	$11,022	$10,029
6/30/2019	$9,973	$10,736
7/31/2019	$10,134	$10,891
8/31/2019	$11,354	$10,718
9/30/2019	$10,403	$10,919
10/31/2019	$10,388	$11,155
11/30/2019	$9,808	$11,560
12/31/2019	$9,129	$11,909
1/31/2020	$9,892	$11,904
2/29/2020	$11,054	$10,924
3/31/2020	$14,040	$9,575
4/30/2020	$10,062	$10,803
5/31/2020	$9,168	$11,317
6/30/2020	$7,753	$11,542
7/31/2020	$7,766	$12,193
8/31/2020	$7,112	$13,069
9/30/2020	$7,632	$12,573
10/31/2020	$7,205	$12,238
11/30/2020	$5,014	$13,578
12/31/2020	$4,606	$14,100
1/31/2021	$4,280	$13,958
2/28/2021	$3,975	$14,343
3/31/2021	$3,725	$14,971
4/30/2021	$3,592	$15,770
5/31/2021	$3,520	$15,880
6/30/2021	$3,444	$16,251
7/31/2021	$3,491	$16,637
8/31/2021	$3,466	$17,142
9/30/2021	$3,532	$16,345
10/31/2021	$3,499	$17,490
11/30/2021	$3,742	$17,369
12/31/2021	$3,424	$18,148
1/31/2022	$3,420	$17,208
2/28/2022	$3,437	$16,693
3/31/2022	$3,365	$17,313
4/30/2022	$3,740	$15,803
5/31/2022	$3,797	$15,832
6/30/2022	$4,207	$14,525
7/31/2022	$3,759	$15,865
8/31/2022	$3,867	$15,218
9/30/2022	$4,464	$13,816
10/31/2022	$3,998	$14,935
11/30/2022	$3,696	$15,769
12/31/2022	$3,992	$14,861
1/31/2023	$3,287	$15,795
2/28/2023	$3,459	$15,409
3/31/2023	$3,628	$15,975
4/30/2023	$3,672	$16,224
5/31/2023	$3,868	$16,295
6/30/2023	$3,521	$17,372
7/31/2023	$3,157	$17,930
8/31/2023	$3,380	$17,644
9/30/2023	$3,680	$16,803
10/31/2023	$3,996	$16,450
11/30/2023	$3,608	$17,952
12/31/2023	$3,110	$18,767
1/31/2024	$3,251	$19,083
2/29/2024	$3,214	$20,102
3/31/2024	$3,093	$20,749
4/30/2024	$3,306	$19,901
5/31/2024	$3,229	$20,888
6/30/2024	$3,320	$21,637
7/31/2024	$3,102	$21,901
8/31/2024	$3,217	$22,432
9/30/2024	$3,158	$22,911
10/31/2024	$3,310	$22,703
11/30/2024	$3,107	$24,036
12/31/2024	$3,293	$23,463
1/31/2025	$3,242	$24,116
2/28/2025	$3,417	$23,802
3/31/2025	$3,525	$22,461
4/30/2025	$3,849	$22,308
5/31/2025	$3,690	$23,713
6/30/2025	$3,479	$24,918

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	Since Inception 7/10/2018
AdvisorShares Dorsey Wright Short ETF NAV	4.78%	-14.81%	-14.05%
S&P 500 Index	15.16%	16.64%	13.99%

Performance Inception Date	Jul. 10, 2018
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 12,513,226
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 37,340
InvestmentCompanyPortfolioTurnover	249.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$12,513,226
  Total advisory fees paid$37,340
  Total number of portfolio holdings101
  Period portfolio turnover rate249%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Semiconductors	(11.1)%
Oil & Gas	(8.1)%
Healthcare - Products	(7.1)%
Chemicals	(6.7)%
Retail	(5.2)%
Commercial Services	(4.7)%
Biotechnology	(4.5)%
Apparel	(3.9)%
Healthcare - Services	(3.3)%
REITS	(3.1)%
Internet	(3.1)%
Auto Parts & Equipment	(3.0)%
Other	(32.6)%
Money Market Fund	220.4%
Assets Less Liabilities	(24.0)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000173320
Shareholder Report [Line Items]
Fund Name	AdvisorShares Focused Equity ETF
Trading Symbol	CWS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Focused Equity ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Focused Equity ETF	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares Focused Equity ETF (CWS) performed well during the most recent fiscal year (July 2024 through June 2025).

There were several key factors that impacted the fund’s return over that period. Most importantly, the stock market experienced a dramatic period over the last half of 2024 and into the first half of 2025.

The presidential election and victory for Donald Trump were especially noteworthy. There were also ongoing geopolitical troubles in the Middle East and Eastern Europe.

In early 2025, the fund and the broader stock market were roiled by President Trump’s tariff agenda. The stock market dropped sharply in February and March. The S&P 500 experienced some of its worst days in decades. On April 9, President Trump announced a pause to his tariffs and the stock market rallied strongly.

The rally greatly helped the Advisor Shares Focused Equity ETF and the fund continued to make steady gains in the new bull market. The ETF has beaten the market over the first half of 2025, and it’s done it with less risk.

Another important factor in the fund’s performance has been the Federal Reserve and its outlook for the U.S. economy. The central bank raised interest rates a few times in late 2024, but it has held off on any rates hikes during the first half of 2025.

The daily volatility of the market calmed down considerably during the early spring of 2025. That was very reassuring for investors. Before the end of the first half of 2025, the S&P 500 reached a new all-time high.

After peaking at over 9%, inflation has also cooled off dramatically. In fact, inflation has reached the point where many investors think the Fed may be too late in cutting rates. President Trump has been especially vocal on the need for lower rates. Lower interest rates would be very good for the economy, stock market and CWS.

Some of the best-performing stocks for CWS over the past fiscal year have been companies such as Moody’s (MCO), FICO (FICO), IES Holdings (IESC) and Amphenol (APH). At CWS, we follow a cautious, safety-first approach. We continue to expect strong gains in the weeks and months ahead.

As the White House announced the new tariff policies, there was evidence that shoppers moved quickly to make purchases before the new rates went into effect.

The unemployment rate continues to remain low which is beneficial for the fund. Consumers have mostly been in a good mood. Robust consumer spending is very important for the economy and our fund.

The fund is primarily concentrated on higher-quality stocks. These stocks tend to do well in any environment, but they’re often especially strong when the rest of the market gets nervous. That was a big help for CWS during the tariff panic in early 2025.

We believe the fund is poised for more gains in the new fiscal year.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Focused Equity ETF NAV
9/20/2016	$10,000	$10,000
9/30/2016	$10,080	$10,137
10/31/2016	$9,901	$9,952
11/30/2016	$10,385	$10,321
12/31/2016	$10,378	$10,525
1/31/2017	$10,789	$10,725
2/28/2017	$10,996	$11,151
3/31/2017	$11,087	$11,164
4/30/2017	$11,302	$11,278
5/31/2017	$11,331	$11,437
6/30/2017	$11,439	$11,508
7/31/2017	$11,428	$11,745
8/31/2017	$11,274	$11,781
9/30/2017	$11,590	$12,024
10/31/2017	$11,919	$12,305
11/30/2017	$12,400	$12,682
12/31/2017	$12,524	$12,823
1/31/2018	$12,936	$13,557
2/28/2018	$12,635	$13,057
3/31/2018	$12,417	$12,726
4/30/2018	$12,333	$12,774
5/31/2018	$12,398	$13,082
6/30/2018	$12,762	$13,163
7/31/2018	$13,131	$13,652
8/31/2018	$13,581	$14,097
9/30/2018	$13,596	$14,177
10/31/2018	$12,587	$13,208
11/30/2018	$13,137	$13,478
12/31/2018	$11,810	$12,261
1/31/2019	$12,688	$13,243
2/28/2019	$13,259	$13,668
3/31/2019	$13,343	$13,934
4/30/2019	$13,923	$14,498
5/31/2019	$13,497	$13,577
6/30/2019	$14,177	$14,534
7/31/2019	$14,441	$14,743
8/31/2019	$14,444	$14,509
9/30/2019	$14,478	$14,781
10/31/2019	$14,623	$15,101
11/30/2019	$15,228	$15,649
12/31/2019	$15,402	$16,121
1/31/2020	$15,556	$16,115
2/29/2020	$14,160	$14,788
3/31/2020	$12,652	$12,962
4/30/2020	$14,008	$14,623
5/31/2020	$14,814	$15,320
6/30/2020	$14,747	$15,624
7/31/2020	$15,998	$16,505
8/31/2020	$16,496	$17,692
9/30/2020	$16,103	$17,020
10/31/2020	$15,765	$16,567
11/30/2020	$17,208	$18,381
12/31/2020	$18,007	$19,087
1/31/2021	$17,585	$18,895
2/28/2021	$17,638	$19,416
3/31/2021	$18,462	$20,266
4/30/2021	$19,478	$21,347
5/31/2021	$19,282	$21,497
6/30/2021	$19,341	$21,998
7/31/2021	$20,001	$22,521
8/31/2021	$20,275	$23,206
9/30/2021	$19,221	$22,126
10/31/2021	$20,502	$23,677
11/30/2021	$20,370	$23,513
12/31/2021	$21,844	$24,566
1/31/2022	$20,269	$23,295
2/28/2022	$19,677	$22,598
3/31/2022	$19,925	$23,437
4/30/2022	$18,768	$21,393
5/31/2022	$18,606	$21,432
6/30/2022	$17,547	$19,663
7/31/2022	$19,194	$21,476
8/31/2022	$18,475	$20,600
9/30/2022	$17,085	$18,703
10/31/2022	$18,829	$20,217
11/30/2022	$20,348	$21,347
12/31/2022	$19,758	$20,117
1/31/2023	$21,193	$21,381
2/28/2023	$20,679	$20,859
3/31/2023	$21,138	$21,625
4/30/2023	$21,170	$21,963
5/31/2023	$20,379	$22,058
6/30/2023	$22,388	$23,516
7/31/2023	$23,183	$24,271
8/31/2023	$22,981	$23,885
9/30/2023	$21,718	$22,746
10/31/2023	$20,637	$22,268
11/30/2023	$23,075	$24,301
12/31/2023	$24,750	$25,405
1/31/2024	$25,051	$25,832
2/29/2024	$25,753	$27,212
3/31/2024	$26,559	$28,087
4/30/2024	$25,372	$26,940
5/31/2024	$26,199	$28,276
6/30/2024	$26,015	$29,290
7/31/2024	$27,690	$29,647
8/31/2024	$28,383	$30,366
9/30/2024	$28,753	$31,015
10/31/2024	$28,213	$30,733
11/30/2024	$29,894	$32,537
12/31/2024	$27,267	$31,762
1/31/2025	$28,568	$32,646
2/28/2025	$28,279	$32,220
3/31/2025	$27,552	$30,405
4/30/2025	$27,395	$30,199
5/31/2025	$28,775	$32,100
6/30/2025	$29,448	$33,732

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	Since Inception 9/20/2016
AdvisorShares Focused Equity ETF NAV	13.20%	14.83%	13.10%
S&P 500 Index	15.16%	16.64%	14.86%

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 192,417,248
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 903,183
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$192,417,248
  Total advisory fees paid$903,183
  Total number of portfolio holdings27
  Period portfolio turnover rate24%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Software	18.3%
Healthcare - Products	11.4%
Pharmaceuticals	8.8%
Commercial Services	8.5%
Auto Parts & Equipment	5.8%
Electronics	5.2%
Engineering & Construction	5.2%
Aerospace/Defense	5.1%
Diversified Financial Services	4.6%
Water	4.2%
Machinery - Diversified	4.0%
Real Estate	3.9%
Packaging & Containers	3.9%
Other	12.2%
Assets Less Liabilities	(1.1)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000227805
Shareholder Report [Line Items]
Fund Name	AdvisorShares Gerber Kawasaki ETF
Trading Symbol	GK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Gerber Kawasaki ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Gerber Kawasaki ETF	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares Gerber Kawasaki ETF (GK) Fund delivered another solid year of performance, continuing to demonstrate resilience amid a volatile market environment. Over the past 12 months, our results have been materially enhanced by our strategic focus on AI-related companies and leading digital consumer service firms such as Netflix, Google, and Disney.

Our top technology holdings—Nvidia, Broadcom, and Microsoft—have been standout performers, helping to drive strong relative returns. Despite significant market turbulence in the second half of the fiscal year, including the introduction of Trump tariffs, we’ve successfully navigated these challenges by concentrating on sectors less exposed to trade disruptions. As a result, we’ve outperformed many of our peers and indexes over the last year.

We remain confident that the ongoing wave of innovation driven by AI adoption will continue to unlock compelling investment opportunities. The GK Fund is well-positioned to capitalize on these trends, and we remain vigilant in identifying emerging leaders across the technology sector.

Outside of tech, our industrial holdings have also contributed meaningfully to performance. Companies like Trane Technologies (TT) and Kratos Defense (KTOS) have become key positions in the fund, delivering strong returns over both the short and long term.

Additionally, the fund maintains positions in both Bitcoin and gold to hedge against the inflationary impact of recent economic policies. These assets have delivered substantial gains this year and help distinguish GK from other ETFs—we are currently the only ETF in the U.S. to hold both Bitcoin and gold as core components. This unique positioning has helped reduce volatility while enhancing long-term performance.

As we close out another fiscal year of double-digit positive returns, we want to thank our shareholders for their continued trust and patience. We remain focused on delivering long-term value and look forward to building on our success in the years ahead.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Gerber Kawasaki ETF NAV
7/1/2021	$10,000	$10,000
7/31/2021	$10,163	$10,184
8/31/2021	$10,473	$10,493
9/30/2021	$9,879	$10,005
10/31/2021	$10,951	$10,706
11/30/2021	$10,857	$10,632
12/31/2021	$10,587	$11,109
1/31/2022	$9,175	$10,534
2/28/2022	$8,826	$10,218
3/31/2022	$9,132	$10,598
4/30/2022	$7,586	$9,674
5/31/2022	$7,295	$9,691
6/30/2022	$6,529	$8,891
7/31/2022	$7,375	$9,711
8/31/2022	$6,967	$9,315
9/30/2022	$6,256	$8,457
10/31/2022	$6,591	$9,142
11/30/2022	$6,871	$9,653
12/31/2022	$6,051	$9,097
1/31/2023	$6,790	$9,668
2/28/2023	$6,817	$9,432
3/31/2023	$6,905	$9,779
4/30/2023	$6,691	$9,931
5/31/2023	$6,721	$9,975
6/30/2023	$7,261	$10,634
7/31/2023	$7,500	$10,975
8/31/2023	$7,141	$10,800
9/30/2023	$6,628	$10,285
10/31/2023	$6,267	$10,069
11/30/2023	$6,922	$10,989
12/31/2023	$7,345	$11,488
1/31/2024	$7,536	$11,681
2/29/2024	$8,120	$12,305
3/31/2024	$8,429	$12,701
4/30/2024	$7,918	$12,182
5/31/2024	$8,342	$12,786
6/30/2024	$8,724	$13,245
7/31/2024	$8,506	$13,406
8/31/2024	$8,523	$13,731
9/30/2024	$8,704	$14,024
10/31/2024	$8,537	$13,897
11/30/2024	$9,119	$14,713
12/31/2024	$8,830	$14,362
1/31/2025	$8,987	$14,762
2/28/2025	$8,670	$14,570
3/31/2025	$7,888	$13,749
4/30/2025	$8,231	$13,655
5/31/2025	$8,944	$14,515
6/30/2025	$9,665	$15,253

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 7/1/2021
AdvisorShares Gerber Kawasaki ETF NAV	10.78%	-0.85%
S&P 500 Index	15.16%	11.14%

Performance Inception Date	Jul. 01, 2021
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 25,394,188
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 47,891
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$25,394,188
  Total advisory fees paid$47,891
  Total number of portfolio holdings31
  Period portfolio turnover rate63%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Internet	17.9%
Semiconductors	13.0%
Software	9.1%
Retail	7.5%
Entertainment	6.8%
Building Materials	5.1%
Money Market Fund	4.7%
Aerospace/Defense	4.2%
Pharmaceuticals	3.7%
Machinery - Construction & Mining	3.5%
Computers	3.4%
Venture Capital	3.3%
Diversified Financial Services	3.3%
Other	17.0%
Assets Less Liabilities	(2.5)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000226855
Shareholder Report [Line Items]
Fund Name	AdvisorShares Hotel ETF
Trading Symbol	BEDZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Hotel ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Hotel ETF	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the fiscal year ended June 30, 2025, the AdvisorShares Hotel ETF (ticker: BEDZ) delivered a positive return, though it modestly trailed the S&P 500 Index. Following the strong post pandemic recovery, the hotel and travel sector has entered a more stable phase, though it continues to face headwinds from higher costs, labor shortages, and more cautious consumer behavior. Operators note that rising expenses, especially for labor and utilities, are weighing on profit margins, and nearly two thirds of companies in the hospitality industry still report difficulties in filling open positions.

BEDZ's performance remains closely tied to the hotel industry, a key component of the global travel and tourism sector encompassing luxury hotels, resorts, budget accommodations, and boutique properties. Leisure travel remained particularly popular throughout the fiscal year, while business travel recovery proved more gradual, somewhat constraining overall sector gains.

Looking ahead, we remain optimistic about hotel and travel growth potential, supported by upcoming global events including the 2026 FIFA World Cup and 2028 Olympics, continued technological innovation, and evolving consumer preferences favoring unique travel experiences and diverse destinations.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Hotel ETF NAV
4/20/2021	$10,000	$10,000
4/30/2021	$10,512	$10,114
5/31/2021	$10,637	$10,185
6/30/2021	$10,081	$10,423
7/31/2021	$9,528	$10,670
8/31/2021	$9,976	$10,995
9/30/2021	$10,443	$10,484
10/31/2021	$10,790	$11,218
11/30/2021	$9,925	$11,140
12/31/2021	$10,901	$11,640
1/31/2022	$9,905	$11,037
2/28/2022	$10,489	$10,707
3/31/2022	$10,917	$11,104
4/30/2022	$10,287	$10,136
5/31/2022	$9,565	$10,155
6/30/2022	$8,111	$9,316
7/31/2022	$9,550	$10,175
8/31/2022	$9,107	$9,760
9/30/2022	$8,374	$8,862
10/31/2022	$9,512	$9,579
11/30/2022	$9,987	$10,114
12/31/2022	$9,459	$9,532
1/31/2023	$10,558	$10,130
2/28/2023	$10,435	$9,883
3/31/2023	$10,128	$10,246
4/30/2023	$10,097	$10,406
5/31/2023	$9,759	$10,451
6/30/2023	$10,490	$11,142
7/31/2023	$11,151	$11,500
8/31/2023	$10,581	$11,317
9/30/2023	$10,126	$10,777
10/31/2023	$9,529	$10,551
11/30/2023	$10,820	$11,514
12/31/2023	$11,726	$12,037
1/31/2024	$11,619	$12,239
2/29/2024	$12,225	$12,893
3/31/2024	$12,655	$13,308
4/30/2024	$11,881	$12,764
5/31/2024	$11,615	$13,397
6/30/2024	$11,812	$13,878
7/31/2024	$11,825	$14,047
8/31/2024	$11,987	$14,388
9/30/2024	$12,488	$14,695
10/31/2024	$12,950	$14,562
11/30/2024	$14,118	$15,416
12/31/2024	$13,871	$15,049
1/31/2025	$14,382	$15,468
2/28/2025	$13,419	$15,266
3/31/2025	$12,143	$14,406
4/30/2025	$11,709	$14,308
5/31/2025	$12,662	$15,209
6/30/2025	$13,258	$15,982

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 4/20/2021
AdvisorShares Hotel ETF NAV	12.24%	6.95%
S&P 500 Index	15.16%	11.83%

Performance Inception Date	Apr. 20, 2021
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 2,680,698
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$2,680,698
  Total advisory fees paid$0
  Total number of portfolio holdings26
  Period portfolio turnover rate137%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Entertainment	2.3%
Commercial Services	5.0%
REITS	17.7%
Leisure Time	17.8%
Internet	22.9%
Lodging	25.3%
Money Market Funds	16.0%
Assets Less Liabilities	(7.0)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000256704
Shareholder Report [Line Items]
Fund Name	AdvisorShares HVAC and Industrials ETF
Trading Symbol	HVAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares HVAC and Industrials ETF (the "Fund") for the period of February 3, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares HVAC and Industrials ETF	$42Footnote Reference(1)	0.99%Footnote Reference(2)
Footnote	Description
Footnote(1)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(2)	Annualized.

Expenses Paid, Amount	$ 42	[1]
Expense Ratio, Percent	0.99%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

From its inception on February 3, 2025, through the fiscal year ended June 30, 2025, the AdvisorShares HVAC and Industrials ETF (ticker: HVAC) achieved a positive return, more than doubling the S&P 500 Index's performance over the same period.

The HVAC (heating, ventilation, and air conditioning) industry, a critical component of building products and construction, benefited from multiple growth drivers. Urbanization in developing regions drove demand for housing and commercial infrastructure, while rising global temperatures, particularly in traditionally cooler regions like Europe, increased the need for advanced cooling systems. The explosive growth of data centers, where cooling represents a major portion of energy consumption, continued to expand market opportunities.

The sector also saw strong momentum in retrofitting and upgrading legacy systems to meet stricter environmental standards. Technological innovation and sustainability initiatives prompted replacement of outdated systems, while maintenance and upgrades offered revenue resilience even during economic downturns. Smart building initiatives and regulatory mandates further drove adoption of innovative HVAC solutions.

While short-term tariff pressures and industrial stock volatility persist, the longer-term prospects remain compelling as HVAC systems become increasingly integral to sustainable construction, smart buildings, and modern infrastructure development.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares HVAC and Industrials ETF NAV
2/3/2025	$10,000	$10,000
2/2025	$9,343	$9,945
3/2025	$8,847	$9,384
4/2025	$9,221	$9,321
5/2025	$10,374	$9,907
6/2025	$11,131	$10,411

Average Annual Return [Table Text Block]
Fund/Index	Since Inception 2/3/2025
AdvisorShares HVAC and Industrials ETF NAV	11.31%
S&P 500 Index	4.11%

Performance Inception Date	Feb. 03, 2025
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 1,113,107
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$1,113,107
  Total advisory fees paid$0
  Total number of portfolio holdings25
  Period portfolio turnover rate62%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Commercial Services	2.7%
REITS	2.9%
Retail	5.2%
Electric	5.9%
Electronics	7.3%
Miscellaneous Manufacturing	8.8%
Machinery - Construction & Mining	9.8%
Machinery - Diversified	10.5%
Electrical Components & Equipment	11.3%
Building Materials	15.4%
Engineering & Construction	16.1%
Money Market Fund	9.7%
Assets Less Liabilities	(5.6)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000099071
Shareholder Report [Line Items]
Fund Name	AdvisorShares Insider Advantage ETF
Trading Symbol	SURE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Insider Advantage ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Insider Advantage ETF	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Global equity markets experienced significant volatility over the past fiscal year, driven by uncertainties surrounding the US presidential election, changes in interest rate policy, geopolitical tensions, and tariffs imposed during the most recent round of trade wars.

Our overweight positions in financial and industrial stocks contributed positively to performance. Conversely, underperformance in the energy sector detracted from results, as recession fears drove down oil prices.

Several of our holdings in the consumer discretionary and technology sectors faced significant headwinds as trade tensions intensified. These companies encountered various sales restrictions, such as export bans, and experienced supply chain disruptions as tariff hikes took effect.

As a result, mid-cap and small-cap stocks underperformed amid increased market volatility, as investors favored larger companies for safety. Because the Fund implements an equal-weight strategy, this underperformance in mid- and small-cap companies also weighed on our overall results.

Looking ahead, we remain cautiously optimistic due to ongoing trade negotiations and the recently passed tax bill. We believe the economy will ultimately be able to withstand the slightly higher tariffs and avoid a recession. The downward trend in inflation should support further interest rate cuts in the second half of this year. Most importantly, we see companies remaining committed to repurchasing their own shares at a rate exceeding $1 trillion annually. This should provide a tailwind for our strategy as we continue to focus on high-quality companies with strong balance sheets that are actively executing share buybacks.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		Russell 3000 Index
	AdvisorShares Insider Advantage ETF NAV
6/2015	$10,000	$10,000
7/2015	$10,119	$10,167
8/2015	$9,623	$9,553
9/2015	$9,234	$9,275
10/2015	$9,916	$10,008
11/2015	$9,933	$10,063
12/2015	$9,554	$9,857
1/2016	$9,100	$9,300
2/2016	$9,322	$9,297
3/2016	$9,917	$9,952
4/2016	$9,771	$10,014
5/2016	$9,918	$10,193
6/2016	$9,813	$10,214
7/2016	$10,191	$10,619
8/2016	$10,354	$10,646
9/2016	$10,299	$10,663
10/2016	$10,313	$10,432
11/2016	$11,206	$10,899
12/2016	$11,364	$11,112
1/2017	$11,551	$11,321
2/2017	$11,834	$11,742
3/2017	$11,660	$11,750
4/2017	$11,626	$11,875
5/2017	$11,486	$11,996
6/2017	$11,830	$12,104
7/2017	$11,941	$12,333
8/2017	$11,698	$12,356
9/2017	$12,123	$12,658
10/2017	$12,112	$12,934
11/2017	$12,670	$13,327
12/2017	$12,810	$13,460
1/2018	$13,307	$14,169
2/2018	$12,604	$13,647
3/2018	$12,326	$13,373
4/2018	$12,171	$13,424
5/2018	$12,221	$13,803
6/2018	$12,204	$13,893
7/2018	$12,579	$14,354
8/2018	$12,667	$14,858
9/2018	$12,605	$14,883
10/2018	$11,630	$13,787
11/2018	$11,955	$14,063
12/2018	$10,787	$12,754
1/2019	$11,581	$13,849
2/2019	$11,889	$14,336
3/2019	$11,933	$14,545
4/2019	$12,315	$15,126
5/2019	$11,720	$14,147
6/2019	$12,416	$15,141
7/2019	$12,608	$15,366
8/2019	$12,627	$15,053
9/2019	$12,693	$15,317
10/2019	$12,931	$15,647
11/2019	$13,330	$16,242
12/2019	$13,816	$16,711
1/2020	$13,495	$16,692
2/2020	$12,384	$15,326
3/2020	$10,431	$13,218
4/2020	$11,701	$14,969
5/2020	$12,175	$15,769
6/2020	$12,213	$16,130
7/2020	$12,639	$17,046
8/2020	$13,150	$18,281
9/2020	$12,774	$17,615
10/2020	$12,513	$17,235
11/2020	$14,529	$19,331
12/2020	$15,038	$20,201
1/2021	$14,853	$20,111
2/2021	$15,796	$20,740
3/2021	$16,764	$21,483
4/2021	$17,538	$22,591
5/2021	$18,117	$22,694
6/2021	$17,805	$23,253
7/2021	$17,729	$23,647
8/2021	$18,018	$24,321
9/2021	$17,398	$23,230
10/2021	$18,315	$24,801
11/2021	$17,530	$24,423
12/2021	$18,524	$25,385
1/2022	$18,439	$23,891
2/2022	$18,228	$23,290
3/2022	$18,409	$24,045
4/2022	$17,200	$21,887
5/2022	$17,616	$21,858
6/2022	$16,182	$20,029
7/2022	$17,112	$21,908
8/2022	$16,401	$21,091
9/2022	$14,695	$19,135
10/2022	$16,660	$20,704
11/2022	$17,658	$21,785
12/2022	$16,408	$20,509
1/2023	$17,963	$21,922
2/2023	$17,926	$21,409
3/2023	$17,224	$21,982
4/2023	$17,023	$22,216
5/2023	$16,583	$22,302
6/2023	$18,251	$23,825
7/2023	$19,194	$24,679
8/2023	$18,719	$24,203
9/2023	$18,168	$23,050
10/2023	$17,527	$22,439
11/2023	$19,009	$24,532
12/2023	$20,254	$25,833
1/2024	$20,373	$26,119
2/2024	$21,494	$27,533
3/2024	$22,652	$28,421
4/2024	$21,305	$27,170
5/2024	$22,096	$28,454
6/2024	$21,736	$29,335
7/2024	$22,476	$29,880
8/2024	$22,683	$30,531
9/2024	$23,067	$31,162
10/2024	$22,803	$30,934
11/2024	$24,370	$32,991
12/2024	$22,715	$31,983
1/2025	$23,434	$32,993
2/2025	$22,850	$32,360
3/2025	$21,748	$30,473
4/2025	$21,289	$30,268
5/2025	$22,198	$32,187
6/2025	$22,896	$33,822

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	10 year
AdvisorShares Insider Advantage ETF NAV	5.34%	13.39%	8.64%
Russell 3000 Index	15.30%	15.96%	12.96%

No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 46,955,327
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 282,170
InvestmentCompanyPortfolioTurnover	231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$46,955,327
  Total advisory fees paid$282,170
  Total number of portfolio holdings102
  Period portfolio turnover rate231%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Retail	10.9%
Diversified Financial Services	9.0%
Commercial Services	5.9%
Insurance	5.9%
Oil & Gas	5.0%
Semiconductors	5.0%
Lodging	4.1%
Healthcare - Services	4.0%
Transportation	3.9%
Electronics	3.1%
Software	3.0%
Engineering & Construction	3.0%
Internet	3.0%
Other	34.7%
Assets Less Liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000237353
Shareholder Report [Line Items]
Fund Name	AdvisorShares MSOS Daily Leveraged ETF
Trading Symbol	MSOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares MSOS Daily Leveraged ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares MSOS Daily Leveraged ETF	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares MSOS Daily Leveraged ETF (ticker: MSOX) posted negative returns for the fiscal year ended June 30, 2025, as its leveraged structure magnified the effects of regulatory uncertainty and competitive pressures impacting the underlying U.S. cannabis sector. Designed for sophisticated investors seeking amplified exposure to cannabis market movements, MSOX provides daily leveraged returns tied to the AdvisorShares Pure US Cannabis ETF (ticker: MSOS).

The ETF's concentrated focus on U.S. cannabis companies makes it particularly reactive to policy developments, from state level program expansion to potential federal rescheduling initiatives. While current market conditions present challenges, MSOX remains well positioned to capitalize on sector catalysts as the regulatory landscape evolves.

Despite near term headwinds, we maintain strong conviction in the U.S. cannabis market's long-term trajectory and expect transformative policy changes will eventually benefit risk tolerant investors willing to accept the fund's inherent volatility.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares MSOS Daily Leveraged ETF NAV
8/23/2022	$10,000	$10,000
8/31/2022	$12,326	$9,583
9/30/2022	$5,538	$8,700
10/31/2022	$7,428	$9,405
11/30/2022	$8,452	$9,930
12/31/2022	$2,397	$9,358
1/31/2023	$2,165	$9,946
2/28/2023	$1,998	$9,704
3/31/2023	$1,491	$10,060
4/30/2023	$1,359	$10,217
5/31/2023	$1,307	$10,261
6/30/2023	$1,292	$10,939
7/31/2023	$1,279	$11,291
8/31/2023	$1,733	$11,111
9/30/2023	$2,251	$10,581
10/31/2023	$1,042	$10,359
11/30/2023	$1,495	$11,305
12/31/2023	$1,455	$11,818
1/31/2024	$2,434	$12,017
2/29/2024	$1,973	$12,659
3/31/2024	$2,513	$13,066
4/30/2024	$2,886	$12,532
5/31/2024	$1,401	$13,154
6/30/2024	$1,120	$13,626
7/31/2024	$1,157	$13,792
8/31/2024	$745	$14,126
9/30/2024	$932	$14,428
10/31/2024	$766	$14,297
11/30/2024	$271	$15,136
12/31/2024	$183	$14,775
1/31/2025	$141	$15,187
2/28/2025	$115	$14,989
3/31/2025	$79	$14,144
4/30/2025	$104	$14,048
5/31/2025	$59	$14,932
6/30/2025	$56	$15,692

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 8/23/2022
AdvisorShares MSOS Daily Leveraged ETF NAV	-95.00%	-83.76%
S&P 500 Index	15.16%	17.11%

Performance Inception Date	Aug. 23, 2022
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 10,329,122
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 124,812
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$10,329,122
  Total advisory fees paid$124,812
  Total number of portfolio holdings3
  Period portfolio turnover rate0%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Money Market Fund	3.1%
Assets Less Liabilities	96.9%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000227806
Shareholder Report [Line Items]
Fund Name	AdvisorShares Psychedelics ETF
Trading Symbol	PSIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Psychedelics ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Psychedelics ETF	$122	0.99%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares Psychedelics ETF (ticker: PSIL) delivered significantly positive returns for the fiscal year ended June 30, 2025, marking a sharp turnaround from prior periods of volatility and predominantly negative performance since inception.

The psychedelics industry remains nascent and highly concentrated, composed mainly of micro-cap companies engaged in research and development of novel therapies. This early stage profile contributes to substantial market fluctuations driven by regulatory developments, clinical trial outcomes, and shifting investor sentiment.

The sector is benefiting from increased research into alternative mental health therapies and a gradual shift in public and regulatory sentiment. Growth is supported by ongoing clinical trials, expanding decriminalization efforts across U.S. cities, and rising investment interest. The industry's development is further aided by growing public interest in alternative mental health treatments as legal frameworks slowly evolve.

Despite inherent risks tied to regulatory uncertainty and early stage business models, we believe the sector holds significant potential for long-term investors with a high tolerance for volatility. The long-term outlook remains optimistic as the regulatory landscape continues to evolve and acceptance of psychedelic-based therapies gradually increases.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Psychedelics ETF NAV
9/15/2021	$10,000	$10,000
9/30/2021	$9,022	$9,617
10/31/2021	$9,385	$10,291
11/30/2021	$7,402	$10,220
12/31/2021	$5,582	$10,678
1/31/2022	$4,569	$10,125
2/28/2022	$4,150	$9,822
3/31/2022	$3,777	$10,187
4/30/2022	$2,955	$9,298
5/31/2022	$2,847	$9,315
6/30/2022	$2,556	$8,547
7/31/2022	$2,825	$9,335
8/31/2022	$3,820	$8,954
9/30/2022	$2,668	$8,129
10/31/2022	$2,414	$8,787
11/30/2022	$2,285	$9,278
12/31/2022	$1,897	$8,744
1/31/2023	$2,174	$9,293
2/28/2023	$2,091	$9,067
3/31/2023	$1,788	$9,399
4/30/2023	$1,718	$9,546
5/31/2023	$1,739	$9,588
6/30/2023	$1,878	$10,221
7/31/2023	$1,987	$10,550
8/31/2023	$1,674	$10,382
9/30/2023	$1,591	$9,887
10/31/2023	$1,453	$9,679
11/30/2023	$1,302	$10,563
12/31/2023	$1,433	$11,042
1/31/2024	$1,446	$11,228
2/29/2024	$1,480	$11,828
3/31/2024	$1,451	$12,208
4/30/2024	$1,264	$11,709
5/31/2024	$1,189	$12,290
6/30/2024	$990	$12,731
7/31/2024	$1,065	$12,886
8/31/2024	$889	$13,199
9/30/2024	$788	$13,480
10/31/2024	$1,234	$13,358
11/30/2024	$1,258	$14,142
12/31/2024	$1,154	$13,805
1/31/2025	$1,299	$14,190
2/28/2025	$1,329	$14,005
3/31/2025	$1,222	$13,215
4/30/2025	$1,202	$13,126
5/31/2025	$1,396	$13,952
6/30/2025	$1,458	$14,662

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 9/15/2021
AdvisorShares Psychedelics ETF NAV	47.29%	-39.84%
S&P 500 Index	15.16%	10.63%

Performance Inception Date	Sep. 15, 2021
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 10,349,888
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 92
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$10,349,888
  Total advisory fees paid$92
  Total number of portfolio holdings26
  Period portfolio turnover rate107%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Healthcare - Services	5.0%
Pharmaceuticals	23.3%
Biotechnology	61.1%
Money Market Funds	23.7%
Assets Less Liabilities	(13.1)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000211119
Shareholder Report [Line Items]
Fund Name	AdvisorShares Pure Cannabis ETF
Trading Symbol	YOLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Pure Cannabis ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure Cannabis ETF	$40	0.51%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares Pure Cannabis ETF (ticker: YOLO) recorded negative returns for the fiscal year ended June 30, 2025. The ETF's underperformance reflected persistent political uncertainty and stalled progress toward more lenient cannabis regulations for recreational, medicinal, and decriminalized use, both in the U.S. and globally.

Despite current headwinds, the global trend remains favorable as countries work to dismantle illicit markets, generate tax revenues, improve public health outcomes, and mitigate the societal costs of prohibition, such as Germany legalizing cannabis for recreational use.

The long-term outlook remains constructive as more countries pursue legalization and seek to capture associated economic benefits. Regulatory advancements in major markets, particularly the potential rescheduling of cannabis under federal law in the U.S., could serve as significant catalysts for future growth and represent meaningful progress for the sector.

Even amid current volatility and muted investor sentiment, we remain highly optimistic about the global cannabis market's potential. The global cannabis sector continues to evolve, and YOLO remains positioned to benefit from eventual policy breakthroughs and expanding legalization trends as regulatory frameworks mature worldwide.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Pure Cannabis ETF NAV
4/17/2019	$10,000	$10,000
4/30/2019	$10,353	$10,159
5/31/2019	$9,289	$9,513
6/30/2019	$9,194	$10,183
7/31/2019	$8,052	$10,330
8/31/2019	$7,059	$10,166
9/30/2019	$5,880	$10,356
10/31/2019	$5,397	$10,581
11/30/2019	$5,082	$10,965
12/31/2019	$4,992	$11,296
1/31/2020	$4,826	$11,291
2/29/2020	$4,056	$10,362
3/31/2020	$3,292	$9,082
4/30/2020	$3,676	$10,246
5/31/2020	$4,533	$10,734
6/30/2020	$4,344	$10,948
7/31/2020	$4,908	$11,565
8/31/2020	$5,334	$12,396
9/30/2020	$4,630	$11,925
10/31/2020	$4,903	$11,608
11/30/2020	$7,240	$12,879
12/31/2020	$7,342	$13,374
1/31/2021	$9,088	$13,239
2/28/2021	$10,816	$13,604
3/31/2021	$10,147	$14,200
4/30/2021	$9,437	$14,958
5/31/2021	$9,064	$15,062
6/30/2021	$9,120	$15,414
7/31/2021	$8,180	$15,780
8/31/2021	$7,754	$16,260
9/30/2021	$7,138	$15,503
10/31/2021	$6,507	$16,590
11/30/2021	$6,219	$16,475
12/31/2021	$5,856	$17,213
1/31/2022	$4,705	$16,322
2/28/2022	$4,726	$15,834
3/31/2022	$4,803	$16,421
4/30/2022	$3,636	$14,990
5/31/2022	$3,131	$15,017
6/30/2022	$2,372	$13,777
7/31/2022	$2,558	$15,048
8/31/2022	$2,546	$14,434
9/30/2022	$1,898	$13,105
10/31/2022	$2,231	$14,166
11/30/2022	$2,316	$14,957
12/31/2022	$1,630	$14,096
1/31/2023	$1,654	$14,981
2/28/2023	$1,523	$14,616
3/31/2023	$1,318	$15,152
4/30/2023	$1,258	$15,389
5/31/2023	$1,185	$15,456
6/30/2023	$1,171	$16,477
7/31/2023	$1,252	$17,006
8/31/2023	$1,434	$16,736
9/30/2023	$1,561	$15,938
10/31/2023	$1,176	$15,603
11/30/2023	$1,336	$17,027
12/31/2023	$1,392	$17,801
1/31/2024	$1,659	$18,100
2/29/2024	$1,621	$19,067
3/31/2024	$1,864	$19,680
4/30/2024	$2,076	$18,876
5/31/2024	$1,730	$19,812
6/30/2024	$1,559	$20,523
7/31/2024	$1,615	$20,773
8/31/2024	$1,468	$21,277
9/30/2024	$1,533	$21,731
10/31/2024	$1,486	$21,534
11/30/2024	$1,266	$22,798
12/31/2024	$1,131	$22,255
1/31/2025	$1,055	$22,874
2/28/2025	$980	$22,576
3/31/2025	$825	$21,304
4/30/2025	$939	$21,160
5/31/2025	$910	$22,491
6/30/2025	$883	$23,635

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	Since Inception 4/17/2019
AdvisorShares Pure Cannabis ETF NAV	-43.36%	-27.28%	-32.38%
S&P 500 Index	15.16%	16.64%	14.87%

Performance Inception Date	Apr. 17, 2019
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 24,649,457
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$24,649,457
  Total advisory fees paid$0
  Total number of portfolio holdings24
  Period portfolio turnover rate30%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Agriculture	15.0%
Distributors	13.8%
Equity Fund	31.9%
Pharmaceuticals	32.4%
REITS	4.1%
Specialty Retail	0.0%Footnote Reference**
Money Market Funds	8.7%
Assets Less Liabilities	(5.9)%
Total	100.0%
Footnote	Description
Footnote**	Less than 0.05%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000215439
Shareholder Report [Line Items]
Fund Name	AdvisorShares Pure US Cannabis ETF
Trading Symbol	MSOS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Pure US Cannabis ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure US Cannabis ETF	$49	0.75%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares Pure US Cannabis ETF (ticker: MSOS) experienced significant declines during the fiscal year ended June 30, 2025. Despite continued growth in U.S. cannabis sales, the sector was weighed down by persistent price compression, intense competition, and stalled federal reform efforts.

While MSOS has historically been volatile, its long-term trajectory remains tied to the steady implementation of state level cannabis programs and potential progress on federal legal reforms. The market continues to monitor indications that the federal government may reclassify cannabis from Schedule I to Schedule III under the Controlled Substances Act, a move that could ease banking and capital market restrictions, reduce tax burdens for legal businesses, and open new growth avenues.

Hopes for regulatory reclassification remain a key catalyst, as such changes could reshape market dynamics, investment strategies, and the broader cannabis business landscape such as the uplisting of cannabis stocks. As regulations evolve, the sector's growth potential remains significant, with the policy landscape continuing to drive long-term performance expectations.

Despite recent declines and expected continued volatility, we maintain a strongly optimistic outlook on the U.S. cannabis sector's long-term performance as state level programs expand, and federal reform gradually advances.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Pure US Cannabis ETF NAV
9/1/2020	$10,000	$10,000
9/30/2020	$8,713	$9,548
10/31/2020	$9,965	$9,294
11/30/2020	$13,317	$10,311
12/31/2020	$14,525	$10,708
1/31/2021	$16,738	$10,600
2/28/2021	$19,054	$10,892
3/31/2021	$17,030	$11,369
4/30/2021	$16,961	$11,976
5/31/2021	$16,594	$12,060
6/30/2021	$16,086	$12,341
7/31/2021	$14,301	$12,634
8/31/2021	$13,048	$13,018
9/30/2021	$12,653	$12,413
10/31/2021	$10,928	$13,283
11/30/2021	$10,681	$13,191
12/31/2021	$10,237	$13,782
1/31/2022	$8,431	$13,068
2/28/2022	$8,704	$12,677
3/31/2022	$8,370	$13,148
4/30/2022	$6,154	$12,001
5/31/2022	$5,654	$12,023
6/30/2022	$4,151	$11,031
7/31/2022	$4,659	$12,048
8/31/2022	$5,270	$11,557
9/30/2022	$3,588	$10,492
10/31/2022	$4,397	$11,342
11/30/2022	$4,761	$11,976
12/31/2022	$2,839	$11,286
1/31/2023	$2,701	$11,995
2/28/2023	$2,643	$11,702
3/31/2023	$2,308	$12,132
4/30/2023	$2,214	$12,321
5/31/2023	$2,234	$12,375
6/30/2023	$2,198	$13,192
7/31/2023	$2,249	$13,616
8/31/2023	$2,705	$13,399
9/30/2023	$3,197	$12,761
10/31/2023	$2,241	$12,492
11/30/2023	$2,712	$13,633
12/31/2023	$2,788	$14,252
1/31/2024	$3,738	$14,492
2/29/2024	$3,432	$15,266
3/31/2024	$3,979	$15,757
4/30/2024	$4,499	$15,113
5/31/2024	$3,213	$15,863
6/30/2024	$2,932	$16,432
7/31/2024	$3,018	$16,632
8/31/2024	$2,531	$17,035
9/30/2024	$2,848	$17,399
10/31/2024	$2,666	$17,241
11/30/2024	$1,806	$18,253
12/31/2024	$1,523	$17,818
1/31/2025	$1,371	$18,315
2/28/2025	$1,265	$18,076
3/31/2025	$1,049	$17,057
4/30/2025	$1,270	$16,941
5/31/2025	$976	$18,008
6/30/2025	$956	$18,924

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 9/1/2020
AdvisorShares Pure US Cannabis ETF NAV	-67.40%	-38.51%
S&P 500 Index	15.16%	14.13%

Performance Inception Date	Sep. 01, 2020
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 314,803,143
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 3,453,379
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$314,803,143
  Total advisory fees paid$3,453,379
  Total number of portfolio holdings46
  Period portfolio turnover rate0%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Pharmaceuticals	6.0%
Money Market Fund	10.9%
Assets Less Liabilities	83.1%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000223023
Shareholder Report [Line Items]
Fund Name	AdvisorShares Q Dynamic Growth ETF
Trading Symbol	QPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Q Dynamic Growth ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Q Dynamic Growth ETF	$155	1.45%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Over the 12-month period ending June 2025, the AdvisorShares Q Dynamic Growth ETF (QPX) outperformed its benchmark, the S&P 500 Index.

The portfolio remained consistently overweight in the Technology sector, with an average allocation to XLK of approximately 40%. Gold also maintained a notable presence, with exposures ranging from 0% to 18% and averaging over 13% since March 2025. Allocations to the Communication Services sector were steady throughout the period, typically ranging between 7% and 10%. Consumer Discretionary exposure was also significant, averaging around 19%.

In April 2025, the portfolio briefly adopted a tactical risk-reduction posture in response to a spike in implied volatility across major asset classes, as flagged by the proprietary QIX index. This tactical shift was implemented from April 11 to April 17, 2025, after which the portfolio returned to its standard allocation framework. No further tactical rebalancing has occurred since.

The QIX index is a proprietary indicator designed to tactically and unemotionally identify market volatility and to help avoid drawdowns. When the QIX indicates normal volatility, QPX maintains long equity exposure; when the QIX is high, QPX maintains varying levels of fixed income / cash until a move back into equity is signaled.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Q Dynamic Growth ETF NAV
12/28/2020	$10,000	$10,000
12/31/2020	$10,000	$10,057
1/31/2021	$10,039	$9,956
2/28/2021	$10,181	$10,230
3/31/2021	$10,238	$10,678
4/30/2021	$10,750	$11,248
5/31/2021	$10,612	$11,327
6/30/2021	$11,250	$11,591
7/31/2021	$11,445	$11,867
8/31/2021	$11,824	$12,227
9/30/2021	$11,192	$11,659
10/31/2021	$11,937	$12,476
11/30/2021	$12,034	$12,389
12/31/2021	$12,224	$12,944
1/31/2022	$11,209	$12,275
2/28/2022	$10,728	$11,907
3/31/2022	$11,112	$12,349
4/30/2022	$9,781	$11,272
5/31/2022	$9,651	$11,293
6/30/2022	$8,809	$10,361
7/31/2022	$9,828	$11,316
8/31/2022	$9,301	$10,855
9/30/2022	$8,269	$9,855
10/31/2022	$8,725	$10,653
11/30/2022	$9,215	$11,248
12/31/2022	$8,470	$10,600
1/31/2023	$9,289	$11,266
2/28/2023	$9,269	$10,991
3/31/2023	$10,069	$11,395
4/30/2023	$10,066	$11,573
5/31/2023	$10,801	$11,623
6/30/2023	$11,396	$12,391
7/31/2023	$11,794	$12,789
8/31/2023	$11,547	$12,585
9/30/2023	$10,952	$11,985
10/31/2023	$10,858	$11,733
11/30/2023	$11,703	$12,805
12/31/2023	$12,241	$13,387
1/31/2024	$12,221	$13,611
2/29/2024	$12,855	$14,338
3/31/2024	$13,086	$14,800
4/30/2024	$12,452	$14,195
5/31/2024	$12,942	$14,899
6/30/2024	$13,539	$15,434
7/31/2024	$13,538	$15,621
8/31/2024	$13,730	$16,000
9/30/2024	$14,162	$16,342
10/31/2024	$13,912	$16,194
11/30/2024	$14,590	$17,144
12/31/2024	$14,370	$16,736
1/31/2025	$14,719	$17,202
2/28/2025	$14,367	$16,977
3/31/2025	$13,737	$16,021
4/30/2025	$13,893	$15,912
5/31/2025	$14,726	$16,914
6/30/2025	$15,491	$17,774

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 12/28/2020
AdvisorShares Q Dynamic Growth ETF NAV	14.42%	10.21%
S&P 500 Index	15.16%	13.62%

Performance Inception Date	Dec. 28, 2020
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 25,367,131
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 235,766
InvestmentCompanyPortfolioTurnover	334.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$25,367,131
  Total advisory fees paid$235,766
  Total number of portfolio holdings9
  Period portfolio turnover rate334%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Commodity Fund	17.4%
Equity Fund	80.4%
Money Market Funds	3.2%
Assets Less Liabilities	(1.0)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000092409
Shareholder Report [Line Items]
Fund Name	AdvisorShares Ranger Equity Bear ETF
Trading Symbol	HDGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Ranger Equity Bear ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Ranger Equity Bear ETF	$314	3.33%

Expenses Paid, Amount	$ 314
Expense Ratio, Percent	3.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year ended June 30, 2025, the performance of the AdvisorShares Ranger Equity Bear ETF (ticker: HDGE) was -11.64% (NAV) compared with 15.16% for the S&P 500 Index.

The period was marked by extraordinary volatility. Tariff uncertainty benefited performance, while the portfolio performed well in the subsequent rebound due to its lower exposure to as the result of an oversold market.

While market indexes have reached new highs, we remain concerned about the long-term return potential of equities.

The risk premium of the S&P 500 is flat with the 10-year, indicating that equities offer little value relative to government securities. Insiders are selling stock at a record pace. Professional investors are fully allocated to stocks after an impressive rally from the low established in the tariff uncertainty. Market sentiment remains too bullish, which we view as a contrary indicator. As a result, our outlook for the next twelve months is very bearish, and HDGE’s goal is to benefit from maximum damage in the equity markets both in terms of portfolio exposure and beta.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Ranger Equity Bear ETF NAV
6/2015	$10,000	$10,000
7/2015	$10,000	$10,210
8/2015	$10,386	$9,594
9/2015	$10,515	$9,356
10/2015	$9,678	$10,145
11/2015	$9,605	$10,176
12/2015	$9,881	$10,015
1/2016	$10,965	$9,518
2/2016	$10,744	$9,505
3/2016	$9,770	$10,150
4/2016	$9,476	$10,189
5/2016	$9,592	$10,372
6/2016	$9,747	$10,399
7/2016	$9,048	$10,783
8/2016	$8,736	$10,798
9/2016	$8,835	$10,800
10/2016	$9,088	$10,603
11/2016	$8,631	$10,996
12/2016	$8,515	$11,213
1/2017	$8,304	$11,426
2/2017	$8,174	$11,879
3/2017	$8,085	$11,893
4/2017	$8,024	$12,015
5/2017	$8,215	$12,184
6/2017	$7,872	$12,260
7/2017	$7,820	$12,512
8/2017	$7,964	$12,551
9/2017	$7,718	$12,810
10/2017	$7,717	$13,109
11/2017	$7,337	$13,511
12/2017	$7,230	$13,661
1/2018	$6,998	$14,443
2/2018	$7,486	$13,911
3/2018	$7,591	$13,557
4/2018	$7,702	$13,609
5/2018	$7,489	$13,937
6/2018	$7,170	$14,023
7/2018	$6,929	$14,544
8/2018	$6,762	$15,018
9/2018	$6,769	$15,104
10/2018	$7,339	$14,072
11/2018	$7,081	$14,358
12/2018	$7,745	$13,062
1/2019	$6,834	$14,109
2/2019	$6,335	$14,562
3/2019	$6,292	$14,845
4/2019	$5,906	$15,446
5/2019	$6,378	$14,464
6/2019	$5,867	$15,483
7/2019	$5,897	$15,706
8/2019	$6,411	$15,457
9/2019	$6,039	$15,746
10/2019	$5,836	$16,087
11/2019	$5,283	$16,671
12/2019	$4,948	$17,175
1/2020	$4,974	$17,168
2/2020	$5,231	$15,755
3/2020	$6,351	$13,809
4/2020	$5,373	$15,579
5/2020	$4,788	$16,321
6/2020	$4,472	$16,645
7/2020	$4,343	$17,584
8/2020	$4,016	$18,848
9/2020	$4,138	$18,132
10/2020	$4,084	$17,650
11/2020	$3,058	$19,582
12/2020	$2,797	$20,334
1/2021	$2,530	$20,129
2/2021	$2,392	$20,684
3/2021	$2,336	$21,590
4/2021	$2,224	$22,742
5/2021	$2,219	$22,901
6/2021	$2,119	$23,436
7/2021	$2,227	$23,993
8/2021	$2,276	$24,722
9/2021	$2,373	$23,572
10/2021	$2,313	$25,224
11/2021	$2,332	$25,049
12/2021	$2,274	$26,172
1/2022	$2,336	$24,817
2/2022	$2,287	$24,074
3/2022	$2,251	$24,968
4/2022	$2,552	$22,791
5/2022	$2,659	$22,833
6/2022	$2,934	$20,948
7/2022	$2,640	$22,879
8/2022	$2,599	$21,946
9/2022	$2,792	$19,925
10/2022	$2,620	$21,538
11/2022	$2,503	$22,742
12/2022	$2,651	$21,432
1/2023	$2,217	$22,778
2/2023	$2,225	$22,223
3/2023	$2,344	$23,038
4/2023	$2,379	$23,398
5/2023	$2,344	$23,500
6/2023	$2,083	$25,053
7/2023	$1,873	$25,857
8/2023	$1,991	$25,446
9/2023	$2,161	$24,232
10/2023	$2,360	$23,723
11/2023	$2,174	$25,889
12/2023	$1,933	$27,066
1/2024	$2,063	$27,520
2/2024	$2,007	$28,990
3/2024	$1,982	$29,923
4/2024	$2,159	$28,700
5/2024	$2,081	$30,124
6/2024	$2,085	$31,204
7/2024	$1,885	$31,584
8/2024	$1,925	$32,350
9/2024	$1,886	$33,041
10/2024	$1,893	$32,742
11/2024	$1,703	$34,664
12/2024	$1,783	$33,837
1/2025	$1,721	$34,780
2/2025	$1,846	$34,326
3/2025	$1,941	$32,392
4/2025	$2,041	$32,172
5/2025	$1,938	$34,197
6/2025	$1,842	$35,936

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	10 year
AdvisorShares Ranger Equity Bear ETF NAV	-11.64%	-16.25%	-15.56%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 45,594,724
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 829,840
InvestmentCompanyPortfolioTurnover	624.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$45,594,724
  Total advisory fees paid$829,840
  Total number of portfolio holdings55
  Period portfolio turnover rate624%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Retail	(13.3)%
Banks	(8.4)%
Semiconductors	(8.1)%
Software	(6.6)%
REITS	(6.6)%
Computers	(5.9)%
Advertising	(5.1)%
Chemicals	(4.3)%
Internet	(4.0)%
Entertainment	(3.5)%
Leisure Time	(3.2)%
Diversified Financial Services	(3.2)%
Other	(26.3)%
Money Market Funds	146.4%
Assets Less Liabilities	52.1%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000226856
Shareholder Report [Line Items]
Fund Name	AdvisorShares Restaurant ETF
Trading Symbol	EATZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Restaurant ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Restaurant ETF	$111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year ended June 30, 2025, the AdvisorShares Restaurant ETF (ticker: EATZ) delivered a strong positive return, notably outperforming the S&P 500 Index. The restaurant industry demonstrated remarkable resilience amid persistent inflationary pressures, particularly elevated labor and food costs.

The restaurant industry faced a challenging environment, with overall consumer spending at U.S. food service establishments declining year-over-year and traffic falling for several consecutive quarters. Growth in the sector was driven by consumer demand for value and convenience, which benefited fast-casual and quick-service restaurants, even as visit counts in these segments remained flat or slightly down. Operators responded to persistent inflation and shifting consumer preferences by emphasizing promotions, digital ordering, and operational efficiencies. While higher menu prices helped offset some of the volume declines, margin pressures persisted, particularly in the casual dining space.

Despite these headwinds, EATZ’s active management and focus on industry leaders enabled it to capture gains from select outperformers and navigate ongoing volatility. We remain confident on the restaurant sector’s outlook, as continued innovation, easing supply chain pressures, and the industry’s adaptability to changing consumer behavior are expected to support long-term growth.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Restaurant ETF NAV
4/20/2021	$10,000	$10,000
4/30/2021	$10,418	$10,114
5/31/2021	$10,025	$10,185
6/30/2021	$9,899	$10,423
7/31/2021	$9,626	$10,670
8/31/2021	$9,713	$10,995
9/30/2021	$9,366	$10,484
10/31/2021	$9,134	$11,218
11/30/2021	$8,467	$11,140
12/31/2021	$9,539	$11,640
1/31/2022	$8,964	$11,037
2/28/2022	$9,156	$10,707
3/31/2022	$8,866	$11,104
4/30/2022	$8,186	$10,136
5/31/2022	$7,709	$10,155
6/30/2022	$6,884	$9,316
7/31/2022	$7,542	$10,175
8/31/2022	$7,653	$9,760
9/30/2022	$7,268	$8,862
10/31/2022	$8,203	$9,579
11/30/2022	$8,258	$10,114
12/31/2022	$7,559	$9,532
1/31/2023	$8,461	$10,130
2/28/2023	$8,198	$9,883
3/31/2023	$8,289	$10,246
4/30/2023	$8,426	$10,406
5/31/2023	$8,395	$10,451
6/30/2023	$8,990	$11,142
7/31/2023	$9,225	$11,500
8/31/2023	$8,414	$11,317
9/30/2023	$7,871	$10,777
10/31/2023	$7,705	$10,551
11/30/2023	$8,562	$11,514
12/31/2023	$9,477	$12,037
1/31/2024	$9,389	$12,239
2/29/2024	$9,998	$12,893
3/31/2024	$10,305	$13,308
4/30/2024	$9,944	$12,764
5/31/2024	$10,071	$13,397
6/30/2024	$10,235	$13,878
7/31/2024	$10,147	$14,047
8/31/2024	$10,581	$14,388
9/30/2024	$11,128	$14,695
10/31/2024	$11,189	$14,562
11/30/2024	$12,513	$15,416
12/31/2024	$11,676	$15,049
1/31/2025	$12,550	$15,468
2/28/2025	$12,267	$15,266
3/31/2025	$11,365	$14,406
4/30/2025	$11,067	$14,308
5/31/2025	$12,248	$15,209
6/30/2025	$12,728	$15,982

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 4/20/2021
AdvisorShares Restaurant ETF NAV	24.36%	5.92%
S&P 500 Index	15.16%	11.83%

Performance Inception Date	Apr. 20, 2021
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 3,656,396
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$3,656,396
  Total advisory fees paid$0
  Total number of portfolio holdings27
  Period portfolio turnover rate115%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Food Service	2.2%
Internet	4.4%
Food	11.0%
Retail	75.4%
Money Market Funds	11.3%
Assets Less Liabilities	(4.3)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000105934
Shareholder Report [Line Items]
Fund Name	AdvisorShares STAR Global Buy-Write ETF
Trading Symbol	VEGA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares STAR Global Buy-Write ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares STAR Global Buy-Write ETF	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The principal investment strategy of AdvisorShares STAR Global Buy-Write ETF (ticker: VEGA) is to invest in a globally diversified asset allocation with target equity and fixed income weights of 70% and 30%, respectively. VEGA also writes covered calls and purchases protective puts to mitigate portfolio market risk.

In July of 2024, we initiated a volatility-based rebalance which is triggered by the VIX crossing over pre-determined thresholds. In this rebalance we deploy accumulated cash back into the market, specifically we reallocated to our depreciated fixed income allocation to bring our asset class targets back in line with our objective.

Within our global asset allocation, we tactically tilt our allocations into geographic regions and market capitalizations that we feel help to achieve the portfolio’s objectives and underweight areas that we believe have the potential to underperform. Throughout the most recent fiscal year, we have been underweighting small cap stocks in favor of domestic mid cap and global large cap allocations which has positively contributed to the portfolio return vs a global benchmark.

International equities have enjoyed a strong first half of 2025 fueled by a declining U.S. dollar, accommodative monetary policies from the European Central Bank, and lower starting valuations relative to their U.S. counterparts. As a result, both developed international (MSCI EAFE Index) and emerging markets (MSCI Emerging Markets) outperformed the S&P 500 Index during the most recent fiscal year.

We reallocated the portfolio in March 2025 due to changing economic conditions and heightened market volatility. The rebalance included establishing a new 2% position in IAU, the iShares Gold Trust ETF, as well as increasing our allocation to emerging market equities and tilting our domestic large cap exposure from a predominately passive allocation towards a more actively managed exposure to help navigate the increasingly uncertain economic future.

Most recently, we responded to the heightened volatility in April caused by mounting trade wars and market uncertainty surrounding the announcement of reciprocal tariffs that led to significant drawdowns and a sharp, V-shaped recovery across global equities to rebalance the portfolio back to the newly established target allocations from the March rebalance.

VEGA’s option overlay provides a valuable risk mitigation tool as evidenced during the heightened market volatility experienced in April of 2025. Our short calls on the S&P 500 helped to reduce the portfolio’s standard deviation relative to our benchmark, the MSCI All Country World Index (MSCI ACWI) during this period. Given the sharp market sell-off, we were able to close out our options positions early at a marginal cost and re-sell new calls within the same month to increase the premium collected and offset declines in our SPY allocation. In addition, our protective puts positively impacted portfolio returns during the market correction as evidence by a max drawdown in 2025 of -7.7% for VEGA vs -11.23% for the MSCI ACWI.

The CBOE Volatility Index (VIX), also known as the Fear Index, measures expected market volatility using a portfolio of options on the S&P 500 Index.  The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The MSCI All Country World Index (ACWI) is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		MSCI All Country World Index (Net)
	AdvisorShares STAR Global Buy-Write ETF NAV
6/2015	$10,000	$10,000
7/2015	$10,113	$10,087
8/2015	$9,613	$9,395
9/2015	$9,425	$9,055
10/2015	$9,929	$9,766
11/2015	$9,921	$9,685
12/2015	$9,756	$9,510
1/2016	$9,410	$8,937
2/2016	$9,425	$8,875
3/2016	$9,835	$9,533
4/2016	$9,883	$9,674
5/2016	$9,925	$9,686
6/2016	$10,064	$9,627
7/2016	$10,290	$10,042
8/2016	$10,295	$10,076
9/2016	$10,300	$10,138
10/2016	$10,156	$9,966
11/2016	$10,295	$10,041
12/2016	$10,422	$10,258
1/2017	$10,554	$10,539
2/2017	$10,773	$10,834
3/2017	$10,801	$10,967
4/2017	$10,890	$11,138
5/2017	$10,963	$11,384
6/2017	$11,040	$11,436
7/2017	$11,196	$11,755
8/2017	$11,200	$11,800
9/2017	$11,332	$12,028
10/2017	$11,456	$12,278
11/2017	$11,591	$12,516
12/2017	$11,686	$12,717
1/2018	$12,030	$13,435
2/2018	$11,663	$12,871
3/2018	$11,507	$12,595
4/2018	$11,560	$12,715
5/2018	$11,741	$12,731
6/2018	$11,747	$12,662
7/2018	$12,012	$13,044
8/2018	$12,176	$13,147
9/2018	$12,161	$13,204
10/2018	$11,532	$12,214
11/2018	$11,666	$12,393
12/2018	$10,942	$11,520
1/2019	$11,613	$12,430
2/2019	$11,892	$12,762
3/2019	$12,058	$12,923
4/2019	$12,325	$13,359
5/2019	$11,833	$12,567
6/2019	$12,291	$13,390
7/2019	$12,376	$13,429
8/2019	$12,270	$13,110
9/2019	$12,405	$13,386
10/2019	$12,585	$13,752
11/2019	$12,837	$14,088
12/2019	$13,109	$14,584
1/2020	$13,030	$14,423
2/2020	$12,307	$13,258
3/2020	$11,041	$11,468
4/2020	$11,852	$12,697
5/2020	$12,246	$13,249
6/2020	$12,315	$13,672
7/2020	$12,824	$14,395
8/2020	$13,442	$15,277
9/2020	$13,058	$14,784
10/2020	$12,747	$14,425
11/2020	$13,759	$16,203
12/2020	$14,126	$16,955
1/2021	$14,036	$16,878
2/2021	$14,238	$17,269
3/2021	$14,559	$17,730
4/2021	$14,938	$18,505
5/2021	$15,038	$18,793
6/2021	$15,276	$19,041
7/2021	$15,388	$19,172
8/2021	$15,605	$19,652
9/2021	$15,147	$18,840
10/2021	$15,777	$19,802
11/2021	$15,447	$19,325
12/2021	$15,845	$20,098
1/2022	$15,246	$19,111
2/2022	$14,953	$18,617
3/2022	$15,175	$19,020
4/2022	$14,151	$17,498
5/2022	$14,198	$17,519
6/2022	$13,345	$16,042
7/2022	$14,085	$17,162
8/2022	$13,513	$16,530
9/2022	$12,494	$14,948
10/2022	$13,110	$15,850
11/2022	$13,923	$17,079
12/2022	$13,434	$16,407
1/2023	$14,235	$17,583
2/2023	$13,846	$17,079
3/2023	$14,200	$17,606
4/2023	$14,360	$17,859
5/2023	$14,225	$17,668
6/2023	$14,760	$18,693
7/2023	$15,095	$19,378
8/2023	$14,779	$18,836
9/2023	$14,235	$18,057
10/2023	$13,905	$17,514
11/2023	$14,869	$19,131
12/2023	$15,515	$20,050
1/2024	$15,549	$20,167
2/2024	$15,987	$21,033
3/2024	$16,370	$21,693
4/2024	$15,824	$20,977
5/2024	$16,325	$21,829
6/2024	$16,633	$22,316
7/2024	$16,889	$22,675
8/2024	$17,241	$23,251
9/2024	$17,458	$23,792
10/2024	$17,149	$23,257
11/2024	$17,753	$24,127
12/2024	$17,356	$23,556
1/2025	$17,741	$24,347
2/2025	$17,754	$24,200
3/2025	$17,270	$23,244
4/2025	$17,260	$23,461
5/2025	$17,887	$24,810
6/2025	$18,499	$25,923

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	10 year
AdvisorShares STAR Global Buy-Write ETF NAV	11.22%	8.48%	6.34%
MSCI All Country World Index (Net)	16.17%	13.65%	9.99%

No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 65,906,782
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 541,721
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$65,906,782
  Total advisory fees paid$541,721
  Total number of portfolio holdings13
  Period portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Written Call Option	(0.2)%
Purchased Put Option	0.0%Footnote Reference**
Commodity Fund	2.0%
Debt Fund	27.1%
Equity Fund	69.3%
Money Market Funds	13.1%
Assets Less Liabilities	(11.3)%
Total	100.0%
Footnote	Description
Footnote**	Less than 0.05%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000194564
Shareholder Report [Line Items]
Fund Name	AdvisorShares Vice ETF
Trading Symbol	VICE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Vice ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Vice ETF	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the fiscal year ended June 30, 2025, the AdvisorShares Vice ETF (ticker: VICE) delivered a positive return, outperforming the S&P 500 Index. The "vice" sector, encompassing alcohol, tobacco, restaurants, hospitality, gaming, and gambling, demonstrated its characteristic resilience amid inflation, tariffs, and political uncertainty that unsettled broader markets and consumer sentiment.

The gambling and gaming segments continued to see demand, both particularly benefiting from the expansion of online platforms, and gambling benefitting from the expansion of legalized sports betting. The tobacco industry faced declining cigarette sales but successfully offset losses through alternative nicotine products. These industries historically offer lower volatility and defensive characteristics during market downturns, which contributed to their strong relative performance.

The sector's strength was further supported by its ability to adapt to changing consumer preferences through product innovation and market expansion. Operators continued to demonstrate resilience in navigating challenging economic conditions while maintaining pricing power and customer loyalty.

Looking forward, we expect VICE to continue showing relative stability and growth opportunities driven by product innovation, market expansion, and the sector's inherent adaptability. Our approach remains focused on identifying the most attractive opportunities to deliver long-term capital appreciation through disciplined security selection and tactical trading.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Vice ETF NAV
12/12/2017	$10,000	$10,000
12/31/2017	$10,480	$10,044
1/31/2018	$10,658	$10,619
2/28/2018	$10,058	$10,228
3/31/2018	$9,997	$9,968
4/30/2018	$10,076	$10,006
5/31/2018	$10,157	$10,247
6/30/2018	$10,258	$10,310
7/31/2018	$10,387	$10,694
8/31/2018	$10,520	$11,042
9/30/2018	$10,812	$11,105
10/31/2018	$10,289	$10,346
11/30/2018	$9,728	$10,557
12/31/2018	$8,770	$9,604
1/31/2019	$9,572	$10,373
2/28/2019	$10,240	$10,706
3/31/2019	$10,388	$10,914
4/30/2019	$10,473	$11,356
5/31/2019	$9,761	$10,635
6/30/2019	$10,235	$11,384
7/31/2019	$10,073	$11,548
8/31/2019	$9,832	$11,365
9/30/2019	$9,636	$11,577
10/31/2019	$9,626	$11,828
11/30/2019	$10,214	$12,257
12/31/2019	$10,503	$12,627
1/31/2020	$10,223	$12,622
2/29/2020	$9,458	$11,583
3/31/2020	$7,995	$10,153
4/30/2020	$9,076	$11,454
5/31/2020	$9,612	$12,000
6/30/2020	$9,528	$12,238
7/31/2020	$10,353	$12,928
8/31/2020	$11,026	$13,858
9/30/2020	$10,930	$13,331
10/31/2020	$11,285	$12,977
11/30/2020	$12,005	$14,397
12/31/2020	$12,951	$14,951
1/31/2021	$13,307	$14,800
2/28/2021	$14,365	$15,208
3/31/2021	$14,558	$15,874
4/30/2021	$15,197	$16,721
5/31/2021	$15,073	$16,838
6/30/2021	$15,244	$17,231
7/31/2021	$13,751	$17,640
8/31/2021	$14,008	$18,177
9/30/2021	$13,729	$17,331
10/31/2021	$13,919	$18,545
11/30/2021	$12,980	$18,417
12/31/2021	$14,066	$19,242
1/31/2022	$12,889	$18,247
2/28/2022	$13,249	$17,700
3/31/2022	$12,880	$18,357
4/30/2022	$12,016	$16,757
5/31/2022	$11,611	$16,787
6/30/2022	$10,756	$15,402
7/31/2022	$11,510	$16,822
8/31/2022	$11,123	$16,136
9/30/2022	$10,095	$14,650
10/31/2022	$11,384	$15,836
11/30/2022	$12,139	$16,721
12/31/2022	$11,499	$15,757
1/31/2023	$12,165	$16,747
2/28/2023	$12,150	$16,339
3/31/2023	$12,104	$16,939
4/30/2023	$12,472	$17,203
5/31/2023	$11,494	$17,278
6/30/2023	$12,395	$18,420
7/31/2023	$12,645	$19,011
8/31/2023	$11,921	$18,709
9/30/2023	$11,068	$17,817
10/31/2023	$10,445	$17,442
11/30/2023	$11,413	$19,035
12/31/2023	$11,855	$19,900
1/31/2024	$11,833	$20,234
2/29/2024	$12,442	$21,314
3/31/2024	$13,037	$22,000
4/30/2024	$11,973	$21,102
5/31/2024	$12,625	$22,148
6/30/2024	$12,587	$22,943
7/31/2024	$13,309	$23,222
8/31/2024	$13,529	$23,785
9/30/2024	$13,992	$24,293
10/31/2024	$13,790	$24,073
11/30/2024	$14,803	$25,486
12/31/2024	$14,011	$24,878
1/31/2025	$14,355	$25,571
2/28/2025	$14,849	$25,238
3/31/2025	$13,996	$23,816
4/30/2025	$14,022	$23,654
5/31/2025	$14,813	$25,143
6/30/2025	$15,198	$26,422

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	Since Inception 12/12/2017
AdvisorShares Vice ETF NAV	20.74%	9.79%	5.70%
S&P 500 Index	15.16%	16.64%	13.74%

Performance Inception Date	Dec. 12, 2017
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 7,352,032
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2025.

  Fund net assets$7,352,032
  Total advisory fees paid$0
  Total number of portfolio holdings24
  Period portfolio turnover rate162%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2025.
Holdings [Text Block]
Sector	% of Net Assets
Beverages	4.5%
Semiconductors	4.6%
REITS	4.6%
Computers	4.8%
Auto Manufacturers	4.9%
Lodging	9.0%
Software	12.3%
Internet	12.4%
Entertainment	13.3%
Agriculture	25.8%
Money Market Funds	17.5%
Assets Less Liabilities	(13.7)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.